Document And Entity Information	Oct. 27, 2020
Document Information [Line Items]
Entity, Registrant Name	SENECA FOODS CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 27, 2020
Entity, Incorporation, State or Country Code	NY
Entity, File Number	0-01989
Entity, Tax Identification Number	16-0733425
Entity, Address, Address Line One	3736 South Main Street
Entity, Address, City or Town	Marion
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14505-9751
City Area Code	315
Local Phone Number	926-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000088948
CommonStockClassA Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Class A
Trading Symbol	SENEA
Security Exchange Name	NASDAQ
CommonStockClassB Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Class B
Trading Symbol	SENEB
Security Exchange Name	NASDAQ